Pension and other post-employment benefits - Plan assets and defined benefit obligation per country (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Other assets	€ 527	€ 542
Other liabilities	(421)	(476)
Funded status (Net defined benefit asset/(liability))	106	66
Funded status (Net defined benefit asset/(liability))	106	66
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	3,019	3,206	€ 3,337
Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	2,913	3,140	€ 3,249
Netherlands [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	(146)	(160)
Netherlands [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	394	408
Netherlands [member] | Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	540	568
United States [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	(3)	(57)
United States [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	222	176
United States [member] | Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	224	233
United Kingdom [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	524	538
United Kingdom [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	1,703	1,864
United Kingdom [member] | Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	1,179	1,326
Belgium [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	(88)	(75)
Belgium [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	547	597
Belgium [member] | Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	636	672
Other Countries [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	(181)	(180)
Other Countries [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	154	161
Other Countries [member] | Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Funded status (Net defined benefit asset/(liability))	€ 334	€ 341